ACCOUNTS RECEIVABLE AND CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable And Contract Liabilities
SCHEDULE OF REVENUE CONTRACT BALANCES

Revenue Contract Balances

	Contract
	Receivables	Liabilities
Opening balance, January 1, 2022	$-	$-
Customer deposits	-	(779,870)
Changes due to payment, fulfillment of performance obligations or
revenues recognized	62,842	489,906
Effect of changes in foreign exchange rates	-	15,772

Balance, December 31, 2022	$62,842	$(274,192)
Changes due to payment, fulfillment of performance obligations or revenues recognized	(62,842)	271,069
Effect of changes in foreign exchange rates	-	3,123

Balance, December 31, 2023	$-	$-